SEGMENT AND GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2013
SEGMENT AND GEOGRAPHIC INFORMATION
SEGMENT AND GEOGRAPHIC INFORMATION

25. SEGMENT AND GEOGRAPHIC INFORMATION

The Group follows ASC 280 for disclosure of segment information. The Group’s chief operating decision maker, who has been identified as the CEO, relies upon financial information by provinces with operations in the PRC when making decisions about allocating resources and assessing the performance of the Group. For the years ended December 31, 2011, 2012 and 2013, the Group operated and managed its business as four operating and reportable segments, namely the Yunnan Province segment, the Sichuan Province segment, the Zhejiang Province segment and the Fujian Province segment. As the Group’s long-lived assets and revenues are substantially all located in and derived from the PRC, no geographical segments are presented.

The Group’s segment information as of and for the year ended December 31, 2011 is as follows:

	Yunnan Province	Sichuan Province	Zhejiang Province	Fujian Province	Unallocated	Eliminations	Consolidated
	US$	US$	US$	US$	US$	US$	US$
Revenues	13,806	555	25,382	14,854	—	—	54,597
Cost of revenues	(8,349)	(568)	(15,034)	(10,874)	—	3,511	(31,314)
General and administrative expenses (including share-based compensation expense of US$10,479)	(1,519)	(86)	(1,148)	(2,276)	(23,867)	—	(28,896)
Impairment loss on goodwill	(5,260)	—	—	(6,128)	—	—	(11,388)
Impairment loss on long-lived assets	—	—	—	—	(11,601)	11	(11,590)
Interest income	180	10	128	1,709	66	(1,992)	101
Interest expense	(8,468)	—	(8,565)	(9,669)	(73)	2,018	(24,757)
Changes in fair value of warrant liabilities	—	—	—	—	951	—	951
Exchange loss	(28)	—	—	(244)	(579)	—	(851)
Other (loss) income, net	(285)	—	(36)	(158)	4,033	(3,888)	(334)
Income tax (expense) benefit	(142)	5	(843)	115	(662)	—	(1,527)
Net loss from continuing operations	(10,065)	(84)	(116)	(12,671)	(31,732)	(340)	(55,008)
Loss from discontinued operations (net of income tax expense of US$101)	—	—	—	(631)	—	349	(282)
Net loss for the year from discontinued operations	—	—	—	(631)	—	349	(282)
Net loss	(10,065)	(84)	(116)	(13,302)	(31,732)	9	(55,290)
Net loss attributable to noncontrolling interests	—	—	—	2,546	7,355	—	9,901
Net loss attributable to China Hydroelectric Corporation shareholders	(10,065)	(84)	(116)	(10,756)	(24,377)	9	(45,389)

Total assets	200,681	15,896	318,616	374,296	421,650	(516,224)	814,915
Total liabilities	(133,670)	(753)	(138,688)	(185,330)	(20,498)	58,902	(420,037)
Capital expenditures	1,763	1,128	3,031	645	970	(5)	7,532
Depreciation and amortization expenses	5,181	344	9,837	6,569	115	—	22,046

The Group’s segment information as of and for the year ended December 31, 2012 is as follows:

	Yunnan Province	Sichuan Province	Zhejiang Province	Fujian Province	Unallocated	Eliminations	Consolidated
	US$	US$	US$	US$	US$	US$	US$
Revenues	13,460	598	41,616	29,714	—	—	85,388
Cost of revenues	(8,540)	(689)	(16,978)	(13,133)	—	3,545	(35,795)
General and administrative expenses (including share-based compensation expense of US$166)	(2,108)	(269)	(2,569)	(3,413)	(11,989)	—	(20,348)
Interest income	236	121	838	1,713	3	(2,827)	84
Interest expense	(9,039)	(260)	(10,550)	(10,787)	(247)	2,813	(28,070)
Changes in fair value of warrant liabilities	—	—	—	—	(399)	—	(399)
Exchange (loss) gain	—	—	—	(1)	29	—	28
Other income (loss), net	136	22	(81)	420	3,736	(3,726)	507
Income tax benefit (expense)	72	(5)	(3,831)	(2,480)	(207)		(6,451)
Net (loss) income from continuing operations	(5,783)	(482)	8,445	2,033	(9,074)	(195)	(5,056)
Income from discontinued operations (net of income tax expense of US$399)	—	—	—	959	—	181	1,140
Gain on disposal of discontinued operations (net of income tax expense of $959)	—	—	—	—	2,767	—	2,767
Net income for the year from discontinued operations	—	—	—	959	2,767	181	3,907
Net (loss) income	(5,783)	(482)	8,445	2,992	(6,307)	(14)	(1,149)
Net income attributable to noncontrolling interests	—	—	—	(94)	—	—	(94)
Net (loss) income attributable to China Hydroelectric Corporation shareholders	(5,783)	(482)	8,445	2,898	(6,307)	(14)	(1,243)

Total assets	192,843	22,790	344,923	289,702	426,518	(522,460)	754,316
Total liabilities	(131,872)	(8,092)	(145,312)	(129,627)	(27,799)	80,901	(361,801)
Capital expenditures	877	1,384	3,973	1,305	15	(58)	7,496
Depreciation and amortization expenses	5,546	477	10,136	6,767	142	—	23,068

The Group’s segment information as of and for the year ended December 31, 2013 is as follows:

	Yunnan Province	Sichuan Province	Zhejiang Province	Fujian Province	Unallocated	Eliminations	Consolidated
	US$	US$	US$	US$	US$	US$	US$
Revenues	14,608	373	36,000	23,536	—	—	74,517
Cost of revenues	(9,069)	(634)	(16,610)	(12,393)	(8)	3,357	(35,357)
General and administrative expenses (including share-based compensation expense of US$211)	(1,534)	(193)	(1,909)	(2,423)	(7,154)	(45)	(13,258)
Impairment loss on long-lived assets	—	(3,549)	—	—	—	—	(3,549)
Interest income	340	365	1,801	702	2	(3,112)	98
Interest expense	(7,726)	(557)	(10,128)	(7,160)	(109)	3,112	(22,568)
Changes in fair value of warrant liabilities	—	—	—	—	839	—	839
Exchange loss	—	—	—	—	(41)	—	(41)
Other income (loss), net	37	—	(18)	91	3,477	(3,312)	275
Income tax benefit (expense)	43	15	(2,245)	(843)	(444)	—	(3,474)
Net (loss) income from continuing operations	(3,301)	(4,180)	6,891	1,510	(3,438)	—	(2,518)
Net (loss) income from discontinuing operations	—	—	—	—	—	—	—
Net (loss) income	(3,301)	(4,180)	6,891	1,510	(3,438)	—	(2,518)
Net loss attributable to noncontrolling interests	—	—	—	297	—	—	297
Net (loss) income attributable to China Hydroelectric Corporation shareholders	(3,301)	(4,180)	6,891	1,807	(3,438)	—	(2,221)

Total assets	197,995	21,135	346,886	288,735	437,477	(554,986)	737,242
Total liabilities	(117,524)	(7,144)	(128,690)	(123,843)	(28,315)	70,903	(334,613)
Capital expenditures	124	29	233	1,228	13	—	1,627
Depreciation and amortization expenses	5,633	482	10,437	6,839	133	—	23,524